UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment |_|; Amendment Number: _____
   This Amendment (Check only one.):  |_| is a restatement.
                                      |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:                  Northwest Investment Counselors LLC

   Address:               340 Oswego Pte Drive, Ste 100
                          Lake Oswego, OR 97034

   Form 13F File Number:  028-13022

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:                  Matthew J.N. Roehr

   Title:                 Chief Compliance Officer

   Phone:                 503-607-0044

   Signature, Place, and Date of Signing:

     /s/ Matthew J.N. Roehr      Lake Oswego, OR             10/31/2012
     ----------------------      ---------------             ----------
     (Signature)                 (City, State)               (Date)


Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                   FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 94

Form 13F Information Value Total (thousands):     $107,776

List of Other Included Managers: NONE

                         Form 13F-HR Information Table

                           TITLE OF                        VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER               CLASS               CUSIP    (X$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------               -----               -----    --------  -------  ---  ----  ----------  --------  ----    ------  ----
iShares                 1-3 Year Treasury
                         Index                 464287457    1151     13624  SH            Sole                 13624
3M Company              COM                    88579Y101    1620     17532  SH            Sole                 17532
Abbott Labs             COM                    002824100    1471     21460  SH            Sole                 21460
ADP                     COM                    053015103    1612     27476  SH            Sole                 27476
AMN Healthcare          COM                    001744101     289     28682  SH            Sole                 28682
AutoZone Inc.           COM                    053332102    1448      3917  SH            Sole                  3917
Bank of New York        COM                    064058100     733     32397  SH            Sole                 32397
iShares                 Barclays Int.
                         Gov't/Credit          464288612   10119     89476  SH            Sole                 89476
BlackRock               COM                    09247X101    1058      5935  SH            Sole                  5935
Charles Schwab Co.      COM                    808513105     606     47401  SH            Sole                 47401
ChevronTexaco           COM                    166764100    1893     16236  SH            Sole                 16236
Cisco Systems           COM                    17275R102    1095     57342  SH            Sole                 57342
Clorox                  COM                    189054109    1310     18186  SH            Sole                 18186
CME Group Inc.          COM                    12572Q105    1061     18523  SH            Sole                 18523
Coach                   COM                    189754104     244      4351  SH            Sole                  4351
Coca Cola Co.           COM                    191216100    2114     55725  SH            Sole                 55725
Colgate Palmolive       COM                    194162103    1422     13267  SH            Sole                 13267
CoStar Group            COM                    22160N109     302      3699  SH            Sole                  3699
Dell Inc.               COM                    24702R101     461     46781  SH            Sole                 46781
Diageo PLC              Sponsored ADR          25243Q205    1668     14797  SH            Sole                 14797
Disney (Walt)           COM                    254687106    1382     26435  SH            Sole                 26435
DST Systems             COM                    233326107     202      3565  SH            Sole                  3565
Eaton Vance             COM                    278265103     295     10203  SH            Sole                 10203
eBay Inc.               COM                    278642103    1359     28093  SH            Sole                 28093
Ecolab                  COM                    278865100    1285     19824  SH            Sole                 19824
Emerson Elec.           COM                    291011104    1493     30936  SH            Sole                 30936
Equifax                 COM                    294429105     415      8911  SH            Sole                  8911
Exelon Corp.            COM                    30161N101     942     26474  SH            Sole                 26474
Expeditors Int'l        COM                    302130109     274      7542  SH            Sole                  7542
Exxon Mobil             COM                    30231G102    1674     18310  SH            Sole                 18310
Factset Research        COM                    303075105     298      3094  SH            Sole                  3094
Federated Investors     COM                    314211103     478     23116  SH            Sole                 23116
FICO                    COM                    303250104     320      7226  SH            Sole                  7226
Forward Air             COM                    349853101     263      8662  SH            Sole                  8662
Franklin Resources      COM                    354613101    1157      9249  SH            Sole                  9249
iShares                 Global Timber Index    464288174    2241     55290  SH            Sole                 55290
Google                  COM                    38259P508    1487      1970  SH            Sole                  1970
iShares                 High Yid Corp Bond     464288513     325      3520  SH            Sole                  3520
Home Depot              COM                    437076102    1582     26199  SH            Sole                 26199
Integra Lifesciences    COM                    457985208     251      6113  SH            Sole                  6113
Intel Corp.             COM                    458140100    1177     51971  SH            Sole                 51971
BLDRS  Index FDS TR     Developed Market
                         Index 100 ADR         09348r201     664     33419  SH            Sole                 33419
INVESCO Ltd.            COM                    46127U104    1287     51486  SH            Sole                 51486
Janus Capital           COM                    47102X105     164     17409  SH            Sole                 17409
Johnson & Johnson       COM                    478160104    2371     34410  SH            Sole                 34410
Kellogg                 COM                    487836108     873     16895  SH            Sole                 16895
Laboratory Corp.        COM                    50540R409     999     10801  SH            Sole                 10801
Legg Mason              COM                    524901105     362     14658  SH            Sole                 14658
Lockheed Martin         COM                    539830109     995     10652  SH            Sole                 10652
Marsh & McLennan        COM                    571748102     438     12903  SH            Sole                 12903
Medtronic               COM                    585055106     780     18097  SH            Sole                 18097
Mettler-Toledo          COM                    592688105     331      1937  SH            Sole                  1937
Microchip Tech.         COM                    595017104     848     25893  SH            Sole                 25893
Microsoft               COM                    594918104    1465     49234  SH            Sole                 49234
Kraft Foods             COM                    50075N104    1304     31531  SH            Sole                 31531
iShares                 MSCI EAFE Index        464287465    4364     82348  SH            Sole                 82348
iShares                 MSCI World x/U.S.      78463x848    4195    138232  SH            Sole                138232
NIKE Inc.               COM                    654106103    1366     14393  SH            Sole                 14393
Oracle Corp.            COM                    68389X105    2155     68495  SH            Sole                 68495
Orbotech Ltd Ord        COM                    m75253100      95     11045  SH            Sole                 11045
Paychex                 COM                    704326107    1232     37012  SH            Sole                 37012
PepsiCo Inc.            COM                    713448108    2458     34729  SH            Sole                 34729
PNC Financial           COM                    693475105     619      9810  SH            Sole                  9810
PPG Industries          COM                    693506107     804      7000  SH            Sole                  7000
iShares                 S&P US Preferred
                         Stock Index           464288687     366      9184  SH            Sole                  9184
Procter & Gamble        COM                    742718109    1874     27015  SH            Sole                 27015
iShares                 S&P 500 Index          464287200    2557     17711  SH            Sole                 17711
Schwab Strategic Trust  U.S. Dividend Equity   808524797     391     13600  SH            Sole                 13600
Schwab Strategic Trust  International Equity   808524805    2026     78460  SH            Sole                 78460
Schwab Strategic Trust  U.S. Large Cap         808524201     697     20402  SH            Sole                 20402
SEI Investments         COM                    784117103     276     12883  SH            Sole                 12883
iShares                 Dow Jones Select
                         Dividend Index        464287168    1323     22944  SH            Sole                 22944
Sherwin Williams        COM                    824348106    1483      9958  SH            Sole                  9958
Simpson Manufacturing   COM                    829073105     211      7364  SH            Sole                  7364
Sirona Dental           COM                    82966c103     259      4541  SH            Sole                  4541
SPDR Index SHS FDS      DJ Wilshire REIT       78464A607    2395     33283  SH            Sole                 33283
Stanley Black & Decker  COM                    854502101    1422     18644  SH            Sole                 18644
Starbucks               COM                    855244109     726     14314  SH            Sole                 14314
State Street            COM                    857477103     772     18403  SH            Sole                 18403
Sysco Foods             COM                    871829107    1031     32965  SH            Sole                 32965
T. Rowe Price           COM                    74144T108     383      6051  SH            Sole                  6051
Tejon Ranch             COM                    879080109     224      7457  SH            Sole                  7457
Texas Instruments       COM                    882508104     641     23252  SH            Sole                 23252
Time Warner Inc.        COM                    887317105     742     16367  SH            Sole                 16367
Unilever PLC            Sponsored ADR          904767704    1248     34175  SH            Sole                 34175
United Parcel Service   COM                    911312106    1266     17688  SH            Sole                 17688
US Bancorp              COM                    902973106     324      9446  SH            Sole                  9446
Vishay Precision        COM                    92835k103     246     17585  SH            Sole                 17585
Wal-Mart Stores         COM                    931142103    1392     18862  SH            Sole                 18862
Waters                  COM                    941848103     385      4618  SH            Sole                  4618
Wells Fargo             COM                    949746101    1073     31082  SH            Sole                 31082
Western Union           COM                    959802109     666     36567  SH            Sole                 36567
iShares                 Wilshire 4500 Index    922908652     374      6275  SH            Sole                  6275
World Fuel Services     COM                    981475106     258      7240  SH            Sole                  7240